Financial Risk Management - Market Price Fluctuations - Pre Tax Foreign Exchange (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Investing activities	$ (122.3)	$ 105.4
Underwriting activities	41.2	(16.8)
Foreign currency contracts	(12.0)	(33.0)
Foreign currency net gains (losses)	$ (93.1)	$ 55.6